Leases - Summary of Lessee operating lease liability maturity (Detail) ¥ in Millions	Mar. 31, 2021 JPY (¥)
Leases [Abstract]
Less than 1 year	¥ 42,411
1 to 2 years	33,582
2 to 3 years	27,120
3 to 4 years	24,395
4 to 5 years	22,557
More than 5 years	68,652
Total undiscounted lease payments	218,717
Less: Impact of discounting	(11,845)
Lease liabilities as reported in the consolidated balance sheets	¥ 206,872
Operating Lease, Liability, Statement of Financial Position [Extensible List]	us-gaap:OperatingLeaseLiabilityCurrent